Equity Incentive Plans (Stock Option Activity Equity Incentive Plans) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011 Year	Dec. 31, 2010 Year
Outstanding Balance, Weighted average remaining contractual life	7.37	7.54	7.90
Outstanding Balance, Weighted average remaining contractual life	7.24	7.37	7.54
Outstanding Balance, Weighted average exercise price	$ 5.2309	$ 4.4018	$ 3.5377
Exercisable, Weighted average remaining contractual life	6.12	6.20	6.33
Granted, Weighted average exercise price	$ 15.5078	$ 7.9893	$ 5.7600
Exercised, Weighted average exercise price	$ 3.6482	$ 3.1747	$ 1.2645
Forfeited, Weighted average exercise price	$ 6.4176	$ 6.0964	$ 4.7111
Outstanding Balance, Weighted average exercise price	$ 6.5893	$ 5.2309	$ 4.4018
Outstanding Balance, Shares	11,323,492	9,166,318	7,105,356
Exercisable, Weighted average exercise price	$ 4.3123	$ 3.8320	$ 3.0765
Granted, Shares	1,644,250	2,819,668	3,220,080
Exercised, Shares	(225,214)	(135,712)	(625,734)
Forfeited, Shares	(334,700)	(526,782)	(533,384)
Outstanding Balance, Shares	12,407,828	11,323,492	9,166,318
Outstanding Balance, Aggregate intrinsic value	$ 54,003	$ 21,983	$ 14,689
Exercisable, Shares	7,049,945	5,965,438	3,900,246
Outstanding Balance, Aggregate intrinsic value	189,676	54,003	21,983
Exercisable, Aggregate intrinsic value	36,795	14,523
Exercisable, Aggregate intrinsic value	$ 123,710	$ 36,795	$ 14,523